Annual Fund Operating Expenses - PIMCO National Intermediate Municipal Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
I-2
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.30%